Income Tax (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax [Abstract]
Schedule of Income (Loss) Before Income Taxes Consisted

Income (loss) before income taxes consisted of the following for the periods indicated:

	Year Ended December 31
	2024	2023	2022
Domestic (Israel)	(39,285)	(44,158)	(99,979)
Foreign	(14,589)	(16,957)	(16,942)
Loss before income taxes	(53,874)	(61,115)	(116,921)
Income tax expense (benefit) consisted of the following for the periods indicated:
	Year Ended December 31
	2024	2023	2022
Domestic (Israel)	-	-	(3,357)
Foreign	(358)	(339)	(321)

Income tax benefit	(358)	(339)	(3,678)

Schedule of Taxes on Income

Taxes on income for the years ended December 31, 2024, 2023 and 2022 were comprised of the following:

	December 31
	2024	2023	2022
Current tax expenses:
Domestic	-	-	-
Foreign	19	38	55

Total	19	38	55

Deferred:
Domestic	-	-	(3,357)
Foreign	(377)	(377)	(376)

Total	(377)	(377)	(3,733)

Income tax benefit	(358)	(339)	(3,678)

Schedule of Theoretical Income Tax Expense to Actual Income Tax Expense

A reconciliation of the Company’s theoretical income tax expense to actual income tax expense is as follows:

	December 31
	2024	2023	2022
Loss before taxes on income	(53,874)	(61,115)	(116,921)
Statutory tax rate in Israel	23%	23%	23%
Theoretical tax benefit	(12,391)	(14,056)	(26,892)

Increase (decrease) in taxes resulting from:
Effect of different tax rates applicable in foreign jurisdictions	282	333	(261)
Operating losses and other temporary differences for which valuation allowance was provided	10,964	10,434	11,467
Foreign exchange differences	(1,585)	-	-
Stock based compensation	1,586	1,550	4,361
Goodwill impairment	-	1,566	11,702
Change in earnout liability	-	(942)	(4,686)
Other nondeductible items	786	776	631
Actual tax benefit	(358)	(339)	(3,678)

Schedule of Deferred Tax Assets and Liabilities

The components of the Company’s deferred tax assets and liabilities as of December 31, 2024 and 2023 were as follows:

	December 31
	2024	2023
Deferred tax assets:
Tax loss carryforwards	50,070	43,699
Inventory	439	-
Research and development	3,719	3,771
Employee and payroll accrued expenses	443	376
Operating lease liabilities	1,022	1,147
Other	425	1,507
Total deferred tax assets	56,118	50,500
Deferred tax liabilities:
Right of use assets	(896)	(1,069)
Intangible assets	(15,131)	(19,185)
Total deferred tax liabilities	(16,027)	(20,254)
Deferred tax assets, net	40,091	30,246
Less valuation allowance for deferred tax assets	(40,091)	(30,246)
Deferred tax assets	-	-

Schedule of Valuation Allowance
U.S. dollars in thousands
Valuation allowance, December 31, 2023	30,246
Increase	9,845
Valuation allowance, December 31, 2024	40,091